Note 4 - Loans and Leases - Summary of Related Party Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning of year	$ 1,154,000	$ 1,371,000	$ 491,000
Additions	4,000		952,000
Repayments	(193,000)	(217,000)	(72,000)
End of year	$ 965,000	$ 1,154,000	$ 1,371,000